Derivative Instruments and Hedging Activities - Notional Contracts by Derivative Type (Details) bbl in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) ozt bbl
Derivatives designated as cash flow hedging instruments: | Forward Contracts
Economic Hedges by Derivative Type [Line Items]
Derivative nonmonetary notional amount (in barrels)	70
Derivatives not designated as hedging instruments: | Forward Contracts
Economic Hedges by Derivative Type [Line Items]
Derivative nonmonetary notional amount (in barrels)	40
Derivatives not designated as hedging instruments: | NYMEX futures (WTI) - short
Economic Hedges by Derivative Type [Line Items]
Derivative nonmonetary notional amount (in barrels)	495
Derivatives not designated as hedging instruments: | Foreign currency forward contracts
Economic Hedges by Derivative Type [Line Items]
Derivative notional amount | $	$ 450,686,305
Derivatives not designated as hedging instruments: | Commodity contracts
Economic Hedges by Derivative Type [Line Items]
Derivative notional amount (in troy ounce) | ozt	38,723